COMMON SHARE CAPITAL - Dividends on common shares (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended								12 Months Ended
	Feb. 18, 2026	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
COMMON SHARE CAPITAL
Dividend declared and paid, per share		$ 0.035	$ 0.03	$ 0.03	$ 0.03	$ 0.03	$ 0.03	$ 0.03	$ 0.03
Dividend declared and paid, Total amount paid		$ 42.1	$ 36.4	$ 36.7	$ 36.9	$ 36.9	$ 36.9	$ 36.8	$ 36.9	$ 152.1	$ 147.5
Dividend declared, per share	$ 0.04
Dividend declared and unpaid		$ 0.0				$ 0.0				$ 0.0	$ 0.0